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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 JUNE 2011

Check here if Amendment [  ]; Amendment Number:__________
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STT COMMUNICATIONS LTD
Address: 51 CUPPAGE ROAD #09-01
         STARHUB CENTRE
         SINGAPORE 229469

Form 13F File Number: 28-14098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  PEK SIOK LAN
Title: COMPANY SECRETARY
Phone: +65 6723 8668

Signature, Place, and Date of Signing:

/S/  PEK SIOK LAN                SINGAPORE                   5 AUGUST 2011
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[Signature]                      [City, State]               [Date]

Report  Type  (Check  only  one.):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number      Name
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     28-14097                  SINGAPORE TECHNOLOGIES TELEMEDIA PTE LTD

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